Cash Generated from Operations (Reconciliation of Profit before Taxation to Cash Used in Operation) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash generated from operations [abstract]
Profit before taxation	¥ 7,852,898	¥ 7,778,295	¥ 4,237,188
Adjustment items:
Interest income	(268,379)	(133,484)	(49,302)
Share of profit of investments accounted for using the equity method	(1,243,693)	(916,754)	(572,035)
Gain on disposal of a joint venture	(10,339)	0	0
Loss on fair value change of transaction finanical liabilities	1,516	0	0
Gain on forward contract	0	0	(37,154)
Interest expense	17,259	27,762	199,908
Foreign exchange loss/(gain)	7,091	(2,307)	81,139
Depreciation of property, plant and equipment	1,574,842	1,624,547	1,708,767
Depreciation of investment property	13,652	13,556	13,547
Amortisation of lease prepayments and other assets	245,635	244,157	322,647
Impairment loss on property, plant and equipment	118,179	254,242	50,001
Loss on disposal of property, plant and equipment-net	13,017	42,031	9,393
Government grant relating to disposal of property, plant and equipment	0	(15,000)	0
Share-based payment	11,276	18,004	22,702
Profit on operation before change of working capital	8,332,954	8,935,049	5,986,801
Decrease/(increase) in inventories	(438,125)	(1,981,285)	1,752,515
Decrease/(increase) in operation receivables	(116,580)	(483,169)	485,167
Increase/(decrease) in operation payables	1,003,653	665,616	(1,451,695)
Trade receivables being offset according to the offsetting master arrangements	0	(1,017,666)	(927,225)
Trade payables being offset according to the offsetting master arrangements	0	1,017,666	927,225
(Decrease)/increase in balances to related parties-net	2,594	1,342,846	(1,596,273)
Cash generated from operating activities	¥ 8,784,496	¥ 8,479,057	¥ 5,176,515